Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of
	December 31,
	2022	2023
	RMB	RMB
Accrued payroll	45,283	37,393
Deposit related to loan recommendation services*	9,040	18,260
Accrued expenses	9,818	11,664
Operating lease liabilities	3,697	2,411
Consideration payable of business combination	1,333	1,333
Payable to employees for proceeds from shares as sold	294	324
Others	19,406	18,156
Total	88,871	89,541
*

Deposits related to loan recommendation services represent the deposits the financial service providers pay to the Group for loan recommendation services, and will be paid back after the financial service providers meet their commitment.